Inventories - Schedule of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Classes of current inventories [abstract]
Stores and spare parts	₨ 27		₨ 30
Traded goods	880		1,158
Inventories	₨ 907	$ 11	₨ 1,188